SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, beginning balance	$ 8,993	$ 10,262
Impairment		(723)
Adjustments		(546)
Goodwill, ending balance	8,993	8,993
Accumulated Impairment Loss, beginning balance	723
Goodwill Impairment		723
Accumulated Impairment Loss, ending balance	723	723
Realty Crunch [Member]
Goodwill [Line Items]
Goodwill, beginning balance	602	602
Impairment
Adjustments
Goodwill, ending balance	602	602
Accumulated Impairment Loss, beginning balance
Goodwill Impairment
Accumulated Impairment Loss, ending balance
Expetitle [Member]
Goodwill [Line Items]
Goodwill, beginning balance	7,670	8,393
Impairment		(723)
Adjustments
Goodwill, ending balance	7,670	7,670
Accumulated Impairment Loss, beginning balance	723
Goodwill Impairment		723
Accumulated Impairment Loss, ending balance	723	723
LemonBrew [Member]
Goodwill [Line Items]
Goodwill, beginning balance	721	1,267
Impairment
Adjustments		(546)
Goodwill, ending balance	721	721
Accumulated Impairment Loss, beginning balance
Goodwill Impairment
Accumulated Impairment Loss, ending balance